Subsequent Events (Details) - $ / shares	2 Months Ended	10 Months Ended	12 Months Ended
	Feb. 28, 2018	Nov. 13, 2017	Dec. 31, 2017	Nov. 03, 2017	Sep. 22, 2017	Dec. 31, 2016	Jun. 08, 2015
Subsequent Event [Line Items]
Common stock par value			$ 0.01		$ 0.01	$ 0.01	$ 0.01
Class A Common Shares
Subsequent Event [Line Items]
Conversion of shares, shares converted			337,533
Conversion of shares, shares issued			227,093
Class B Common Shares
Subsequent Event [Line Items]
Conversion of shares, shares converted			227,093
Conversion of shares, shares issued			337,533
Conversion basis of common stock			one-for-one basis
Extraordinary General Meeting | Second Amended and Restated Memorandum | Class A Common Shares
Subsequent Event [Line Items]
Conversion of shares, shares converted		337,533
Common stock par value				$ 0.01
Extraordinary General Meeting | Second Amended and Restated Memorandum | Class B Common Shares
Subsequent Event [Line Items]
Conversion of shares, shares issued		337,533
Common stock par value				$ 0.01
Subsequent event | Extraordinary General Meeting | Second Amended and Restated Memorandum | Class A Common Shares
Subsequent Event [Line Items]
Conversion of shares, shares issued	349,711
Common stock par value	$ 0.01
Subsequent event | Extraordinary General Meeting | Second Amended and Restated Memorandum | Class B Common Shares
Subsequent Event [Line Items]
Conversion of shares, shares converted	349,711
Common stock par value	$ 0.01